UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

FORM N-Q

December 31, 2006

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.5%
Alabama - 0.2%
$1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	$1,060,030

Alaska - 1.7%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,692,800
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25	5,416,350

		Total Alaska	8,109,150

Arizona - 3.0%
3,000,000	A	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,306,150
2,500,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	2,640,825
3,520,000	AAA	Greater Arizona Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured, 5.000% due 8/1/18	3,829,760
2,450,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,686,498
70,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(b)	70,467
1,875,000	AAA	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,040,619

		Total Arizona	14,574,319

Arkansas - 0.5%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (c)	2,210,480

California - 9.0%
3,625,000	AAA	Amador Water Agency, CA, COP, Series A, MBIA-Insured, 5.000% due 6/1/36	3,848,336
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20 (d)	5,197,350
1,200,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	1,282,128
		California State, GO, Various Purpose:
9,700,000	A+	5.000% due 9/1/31 (e)	10,286,656
4,000,000	A+	5.000% due 9/1/35	4,235,400
7,900,000	AAA	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, Series A, MBIA-Insured, 5.000% due 7/1/32 (e)	8,428,747
10,000,000	AAA	Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Police Headquarters Facility, Series A, FGIC-Insured, 4.500% due 1/1/37 (e)	10,015,900

		Total California	43,294,517

Colorado - 3.5%
		Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Ba1(f)	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (c)	1,150,310
3,000,000	AAA	Refunding, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	3,328,740
		Colorado Health Facilities Authority Revenue:
5,000,000	A+	Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (b)	5,266,800
1,000,000	A3(f)	Parkview Medical Center Project, 6.500% due 9/1/20	1,095,880
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,358,956

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Colorado - 3.5% (continued)
$10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	$2,460,600
1,000,000	Baa1(f)	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,059,150

		Total Colorado	16,720,436

Connecticut - 0.4%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,020,090

Florida - 6.7%
2,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,480,945
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (c)	3,493,950
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (c)	2,491,700
1,870,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,991,849
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D:
1,750,000	A+	Call 11/15/12 @ 100, 6.000% due 11/15/25 (c)	1,961,313
2,750,000	A+	Call 11/15/13 @ 100, 5.875% due 11/15/29 (c)	3,105,932
		Hillsborough County, FL:
2,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	2,178,900
890,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (g)	1,023,536
2,000,000	AA	Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	2,103,720
2,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	2,116,420
2,000,000	AAA	Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,149,260
2,000,000	Aa3(f)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (c)	2,194,060
3,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	3,878,105
1,000,000	AAA	Tampa, FL, Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,074,700

		Total Florida	32,244,390

Georgia - 2.8%
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,134,850
1,000,000	Aaa(f)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,053,070
1,000,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.000% due 5/1/23	1,067,970
1,000,000	Aaa(f)	De Kalb County, GA, Housing Authority, MFH Revenue, Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,035,640
1,500,000	A+	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	1,603,335
1,520,000	AAA	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Refunding, Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	1,657,879

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 2.8% (continued)
$1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	$1,613,430
3,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	3,017,460
1,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (c)	1,096,300

		Total Georgia	13,279,934

Hawaii - 0.2%
960,000	AAA	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,042,973

Illinois - 7.7%
1,000,000	AAA	Chicago, IL, Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (c)	1,078,680
3,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,355,050
		Chicago, IL, Single-Family Mortgage Revenue:
265,000	Aaa(f)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	280,253
70,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	70,967
3,000,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)	3,226,920
10,000,000	AA+	Illinois Finance Authority Revenue, Northwestern University, 5.000% due 12/1/42 (e)	10,528,300
		Illinois Health Facilities Authority Revenue:
455,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (g)	501,405
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (c)	3,227,820
1,500,000	A	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (c)	1,617,750
1,830,000	AAA	Illinois Housing Development Authority, MFH Revenue, Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,992,047
6,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22 (e)	6,455,280
1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,090,550
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,402,097
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,010,060

		Total Illinois	36,837,179

Indiana - 2.5%
2,210,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (g)	2,384,082
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,216,030
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (g)	4,177,095
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,145,260

		Total Indiana	11,922,467

Iowa - 1.3%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,256,470
3,000,000	A1(f)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,220,950

		Total Iowa	6,477,420

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kansas - 0.3%
$1,000,000	BBB-(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	$1,081,890
145,000	Aaa(f)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(b)	146,578

		Total Kansas	1,228,468

Louisiana - 0.4%
1,000,000	Aaa(f)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,106,100
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,056,890

		Total Louisiana	2,162,990

Maryland - 1.0%
2,350,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,523,712
2,000,000	A	Maryland State, Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series A, 5.000% due 7/1/31	2,092,280

		Total Maryland	4,615,992

Massachusetts - 2.7%
815,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (d)(g)	872,458
1,000,000	AAA	Massachusetts State, GO, RITES, Series PA 993-R, MBIA-Insured, 6.190% due 5/1/09 (i)**	1,159,460
2,000,000	AAA	Massachusetts State, GO, Series D, MBIA-Insured, 5.50% due 11/1/15*	2,159,460
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,049,460
		Massachusetts State HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,087,760
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,368,910
1,250,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,379,362
865,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	920,758
1,000,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, 5.250% due 8/1/28	1,079,410

		Total Massachusetts	13,077,038

Michigan - 0.5%
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,073,420
1,220,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	1,181,802

		Total Michigan	2,255,222

Minnesota - 0.5%
1,500,000	Aaa(f)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,673,445
530,000	AAA	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (g)	637,330

		Total Minnesota	2,310,775

Mississippi - 1.6%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,811,248

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Mississippi - 1.6% (continued)
$3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	$3,683,550
2,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	2,190,380

		Total Mississippi	7,685,178

Missouri - 0.0%
45,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	46,612

Montana - 0.0%
160,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (g)	172,629

Nebraska - 0.1%
540,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (g)	597,218

Nevada - 1.8%
		Henderson, NV, Health Care Facility Revenue, Catholic West, Series A:
2,630,000	A-	Call 7/1/10 @ 101, 6.750% due 7/1/20 (c)	2,905,308
370,000	A-	Unrefunded, 6.750% due 7/1/20	408,621
5,000,000	AAA	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (c)	5,390,750

		Total Nevada	8,704,679

New Hampshire - 0.9%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,128,600
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,090,230
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (c)	1,145,240

		Total New Hampshire	4,364,070

New Jersey - 4.9%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,612,305
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,215,640
		New Jersey State Transportation Trust Fund Authority, Transportation System-Series B:
2,000,000	AAA	6.000% due 12/15/18*	2,212,840
5,000,000	AAA	6.000% due 12/15/19*	5,532,100
4,365,000	AAA	New Jersey State Turnpike Authority Revenue, Refunding, Series A, 5.250% due 1/1/29	5,087,800
1,000,000	AAA	New Jersey, EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,084,940
5,000,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39	5,718,650

		Total New Jersey	23,464,275

New York - 5.9%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,289,312
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,155,640
1,000,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,107,800
		New York City, NY:
1,000,000	AAA	Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	1,076,620

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 5.9% (continued)
		Municipal Water Finance Authority, Water & Sewer System Revenue:
$2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27	$2,666,575
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,111,300
		New York State Dormitory Authority Lease Revenue:
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	3,850,770
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (c)(e)	2,171,320
1,150,000	AA-	New York State Dormitory Authority Revenue, Series B, 7.500% due 5/15/11	1,264,274
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (c)	3,310,410
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,059,640
1,000,000	NR	7.000% due 8/1/31	1,059,220
1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,268,013
1,000,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,012,510
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,720,432
975,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,023,243

		Total New York	28,147,079

North Carolina - 2.4%
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,794,554
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (c)	1,620,064
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,719,600
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,379,700

		Total North Carolina	11,513,918

Ohio - 4.0%
		Cincinnati, OH, City School District:
4,000,000	AAA	COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/32	4,261,280
3,130,000	AAA	GO, School Improvement, FSA-Insured, 5.250% due 6/1/16	3,393,891
3,000,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,348,510
1,000,000	Aaa(f)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,056,150
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	325,808
2,925,000	Aa2	Hamilton County, OH, Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,015,002
3,340,000	AAA	Ohio State Water Development Authority Revenue, 9.375% due 12/1/10 (g)	3,674,501

		Total Ohio	19,075,142

Oklahoma - 1.0%
380,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	380,460
3,960,000	AA-	Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,405,579

		Total Oklahoma	4,786,039

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oregon - 1.5%
		Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
$ 625,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (c)	$709,369
375,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	408,975
4,000,000	AAA	Oregon State Department of Administrative Services, Series A, FGIC-Insured, 5.000% due 11/1/32	4,275,160
855,000	Aa1(f)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	856,838
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,073,240

		Total Oregon	7,323,582

Pennsylvania - 5.7%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,392,630
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	3,083,184
6,670,000	AAA	Delaware River Port Authority PA & NJ, Refunding-Port District Project-Series A, 5.50% due 1/1/15*	7,237,950
2,115,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (c)	2,350,357
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (c)	1,299,316
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,055,400
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (j)	40,000
1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,017,250
6,000,000	AAA	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	6,442,020
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(f)	Student Association, Inc. Project, 6.750% due 9/1/32	1,071,119
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,091,650
1,025,000	AAA	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (g)	1,233,342

		Total Pennsylvania	27,314,218

Puerto Rico - 0.4%
2,000,000	AAA	Puerto Rico Electric Power Authority Revenue, Series RR, 5.000% due 7/1/25	2,133,880

Rhode Island - 2.3%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,466,821
3,900,000	Aa3(f)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,096,131
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,726,740

		Total Rhode Island	11,289,692

South Carolina - 0.6%
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (g)	727,234
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	856,059
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,085,760

		Total South Carolina	2,669,053

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 13.8%
$3,000,000	CCC+	Alliance Airport Authority, Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (a)	$3,056,520
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, Call 1/01/11 @ 100, 6.700% due 1/1/32 (c)	2,495,700
		Bexar County, TX:
1,500,000	BBB	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Call 7/01/12 @ 101, 6.300% due 7/1/32 (c)	1,701,270
		Housing Finance Corp., MFH Revenue:
1,450,000	Aaa(f)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	1,568,392
1,000,000	Aaa(f)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,024,250
		Brazos River, TX, Harbor Navigation District:
5,000,000	Aa3(f)	BASF Corp. Project, 6.750% due 2/1/10	5,440,750
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)	5,603,800
3,500,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	3,597,825
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(f)	American Village Communities, 6.375% due 12/1/32	3,179,820
2,390,000	A3(f)	La Plaza Apartments, 6.750% due 7/1/30	2,515,475
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,955,000	Aaa(f)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,346,308
20,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	6,231
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,848,485
5,000,000	Ba1(f)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28	5,673,750
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,780,000	NR	6.700% due 11/15/23	1,863,304
2,000,000	NR	7.875% due 11/15/26	2,209,340
994,000	Aaa(f)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,104,642
1,550,000	Aaa(f)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,627,639
2,500,000	A+	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (c)	2,792,150
5,000,000	AA	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,366,850
8,000,000	AAA	Waco, TX, Health Facilities Development Corp., Mortgage Revenue, Hillcrest Health System Inc. Project, Series A, MBIA and FHA-Insured, 5.000% due 8/1/31 (e)	8,416,240
		Weatherford, TX, ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon bond to yield 6.703% due 2/15/21 (c)	639,434
10,000	AAA	Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,263

		Total Texas	66,082,438

Utah - 1.3%
915,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (g)	1,152,927
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, Call 8/01/11 @ 100, 5.000% due 8/1/20 (c)	3,996,367
1,140,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (d)(g)	1,255,528

		Total Utah	6,404,822

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia - 0.3%
$1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	$1,528,299

Washington - 1.3%
2,865,000	Baa1(f)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,075,205
3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,220,890

		Total Washington	6,296,095

West Virginia - 0.2%
865,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (g)	987,294

Wisconsin - 1.6%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,578,724
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,057,890
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,954,330
875,000	A	Wisconsin State, HEFA Revenue, Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	909,921

		Total Wisconsin	7,500,865

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $437,429,352)	463,530,947

SHORT-TERM INVESTMENTS(k) - 3.6%
Colorado - 1.0%
2,485,000	VMIG1(f)	Colorado Educational & Cultural Facilities Authority, National Jewish Federal Program, Series A-8, LOC-Bank of America, 4.000%, 1/2/07	2,485,000
2,435,000	VMIG1(f)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 4.000%, 1/2/07	2,435,000

		Total Colorado	4,920,000

Florida - 0.2%
800,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.950%, 1/2/07	800,000
300,000	VMIG1(f)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 4.000%, 1/2/07	300,000

		Total Florida	1,100,000

Georgia - 0.1%
300,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 4.000%, 1/2/07	300,000
300,000	A-1+	Burke County, GA, Development Authority, PCR,, Oglethorpe Power Corp., Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 3.990%, 1/2/07	300,000

		Total Georgia	600,000

Massachusetts - 0.1%
400,000	VMIG1(f)	Massachusetts State HEFA Revenue, Capital Asset Program, Series E, LOC-Bank of America, 3.890%, 1/2/07	400,000

Missouri - 0.4%
900,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.980%, 1/2/07	900,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Missouri - 0.4% (continued)
$1,200,000	A-1+	Missouri State HEFA, Revenue, Washington University, Series B, SPA-JPMorgan Chase, 4.000%, 1/2/07	$1,200,000

		Total Missouri	2,100,000

Nevada - 0.1%
300,000	VMIG1(f)	Las Vegas Valley, NV, Water District, GO, Water Improvement, Series C, SPA-Dexia Credit Local, 4.000%, 1/2/07	300,000

Oregon - 0.4%
1,800,000	A-1+	Oregon State GO, Series 73F, SPA-Bayerische Landesbank, 3.880%, 1/3/07	1,800,000

Tennessee - 0.0%
100,000	VMIG1(f)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07	100,000

Texas - 1.0%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
880,000	VMIG1(f)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 4.000%, 1/2/07	880,000
800,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07	800,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
2,000,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.990%, 1/2/07	2,000,000
700,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.990%, 1/2/07	700,000
500,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07	500,000

		Total Texas	4,880,000

Utah - 0.2%
		Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
525,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 4.000%, 1/2/07	525,000
300,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.950%, 1/2/07	300,000

		Total Utah	825,000

Virginia - 0.1%
295,000	F1+(h)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank, 3.970%, 1/2/07	295,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $17,320,000)	17,320,000

		TOTAL INVESTMENTS - 100.1% (Cost - $454,749,352#)	480,850,947
		Liabilities in Excess of Other Assets - (0.1)%	(716,121)

		TOTAL NET ASSETS - 100.0%	$480,134,826

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	All or a portion of this security is segregated for open futures contracts.

(f)	Rating by Moody’s Investors Service.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings Service.

(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(j)	Security is currently in default.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

*	Security represents participation in a trust that issued inverse floaters and secured borrowings.

**	Inverse floating rate security for which the stated interest rate represents the rate in effect at December 31, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

Abbreviations used in this schedule:

ACA—American Capital Assurance	IDB—Industrial Development Board
AMBAC—Ambac Assurance Corporation	IDR—Industrial Development Revenue
CBI—Certificate of Bond Insurance	IFA—Industrial Finance Agency
CDA—Community Development Authority	ISD—Independent School District
COP—Certificate of Participation	LOC—Letter of Credit
DFA—Development Finance Agency	MBIA—Municipal Bond Investors Assurance Corporation
EDA—Economic Development Authority	MFH—Multi-Family Housing
EFA—Educational Facilities Authority	PCR—Pollution Control Revenue
FGIC—Financial Guaranty Insurance Company	PFA—Public Facilities Authority
FHA—Federal Housing Administration	PSFG—Permanent School Fund Guaranty
FHLMC—Federal Home Loan Mortgage Corporation	RDA—Redevelopment Agency
FNMA—Federal National Mortgage Association	RITES—Residual Interest Tax-Exempt Securities
FSA—Financial Security Assurance	Radian—Radian Assets Assurance
GNMA—Government National Mortgage Association	SPA—Standby Bond Purchase Agreement
GO—General Obligation	TOB—Tender Option Bonds Structure
HEFA—Health & Educational Facilities Authority	USD—Unified School District
HFA—Housing Finance Authority	XLCA—XL Capital Assurance Inc.
IDA—Industrial Development Authority

Summary of Investments by Industry* (unaudited)

Pre-Refunded	12.6%
Transportation	10.5
Hospitals	10.2
General Obligation	7.6
Miscellaneous	7.3
Education	6.9
Housing: Multi-Family	6.8
Water and Sewer	5.3
Life Care Systems	5.3
Public Facilities	4.9
Industrial Development	4.6
Utilities	4.5
Pollution Control	4.4
Escrowed to Maturity	4.1
Tobacco	2.0
Other	3.0

Total	100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners National Municipals Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate taxexempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixedrate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust.

As of December 31, 2006, the Fund held $17,142,350 of municipal bonds that represent participation in four trusts which issued $7,835,000 of secured borrowings. Also, as of December 31, 2006 the Fund held an inverse floater that was acquired in the secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,349,032
Gross unrealized depreciation	(1,247,437)

Net unrealized appreciation	$26,101,595

At December 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	505	3/07	$57,513,250	$56,275,937	$1,237,313

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007